Restructuring and Other Charges	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
RESTRUCTURING AND OTHER CHARGES

The following table summarizes the impact of Company’s restructuring charges (accrual adjustments) on the consolidated statements of operations for the years ended December 31:

	2014	2013	2012
Cost of sales - services	$601	$27,107	$6,226
Cost of sales - products	1,398	1,256	(1,849)
Selling and administrative expense	13	22,561	9,037
Research, development and engineering expense	9,860	6,091	1,827
Total	$11,872	$57,015	$15,241

The following table summarizes the Company’s restructuring charges (accrual adjustments) by reporting segment for the years ended December 31:

	2014	2013	2012
Severance
NA	$4,358	$46,582	$10,773
AP	434	1,986	326
EMEA	511	1,231	(276)
LA	6,569	4,088	4,062
Total Severance	11,872	53,887	14,885

Other
NA	—	1,988	—
AP	—	573	(20)
EMEA	—	567	376
Total Other	—	3,128	356
Total	$11,872	$57,015	$15,241

During the first quarter of 2013, the Company announced a multi-year realignment plan. Certain aspects of this plan were previously disclosed under the Company's global realignment plan and global shared services plan. This multi-year realignment focuses on globalizing the Company's service organization and creating a unified center-led global organization for research and development, as well as transforming the Company's general and administrative cost structure. Restructuring charges of $11,872, $57,015 and $15,241 for the years ended December 31, 2014, 2013 and 2012, respectively, related to the Company’s multi-year realignment plan. Restructuring charges of $31,282 in 2013 related to severance as part of the the voluntary early retirement program elected by approximately 800 participants. Also included were charges related to realignment of resources and certain international facilities to better support opportunities in target markets and leverage software-led services technology to support customers in efforts to optimize overall operational performance. As of December 31, 2014, the Company anticipates additional restructuring costs of $5,000 to $7,000 to be incurred through the end of 2015, primarily within NA and EMEA, along with the realignment of LA and Brazil announced in January 2015. Further details regarding the Company's realignment of LA and Brazil appear in note 20. As of December 31, 2014, the restructuring accrual balance consists of only severance restructuring activities. As management finalizes certain aspects of the realignment plan, the anticipated future costs related to this plan are subject to change.

The following table summarizes the Company's cumulative total restructuring costs for the multi-year realignment plan as of December 31, 2014:

	Severance	Other	Total
Cumulative total restructuring costs for the multi-year realignment plan
NA	$61,713	$1,988	$63,701
AP	2,746	553	3,299
EMEA	1,466	943	2,409
LA	14,719	—	14,719
Total	$80,644	$3,484	$84,128

The following table summarizes the Company’s restructuring accrual balances and related activity:

Balance at January 1, 2012	$10,136
Liabilities incurred	15,241
Liabilities paid/settled	(13,533)
Balance at December 31, 2012	$11,844
Liabilities incurred	57,015
Liabilities paid/settled	(33,570)
Balance at December 31, 2013	$35,289
Liabilities incurred	11,872
Liabilities paid/settled	(39,315)
Balance at December 31, 2014	$7,846

Other Charges
Other charges consist of items that the Company has determined are non-routine in nature and are not expected to recur in future operations. Net non-routine income (expenses) of $12,486, $(127,931) and $(42,133) impacted the years ended December 31, 2014, 2013 and 2012, respectively.

Net non-routine income for the year ended December 31, 2014 related primarily to a $13,709 pre-tax gain from the sale of the Eras, recognized in gain on sale of assets, net within the consolidated statements of operations, and $5,821 pre-tax recovery related to indirect taxes in Brazil, within products cost of sales. These gains were partially offset by legal, indemnification and professional fees paid by the Company in connection with ongoing obligations related to a prior settlement recorded within selling and administrative expense.

Net non-routine expenses for 2013 included a $67,593 non-cash pension charge (refer to note 13), additional losses of $28,000 related to the settlement of the FCPA investigation, $17,245 related to settlement of the securities class action, and $9,300 for executive severance costs. These non-routine charges were recorded within selling and administrative expense.

Net non-routine expenses for 2012 included $21,907 related to early pension buy-out payments made to certain deferred terminated vested participants (refer to note 13) and estimated losses of $16,750 related to the FCPA investigation and were recorded within selling and administrative expense.